Goodwill (Q2)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Goodwill [Abstract]
Goodwill
Note 3.  Goodwill
The goodwill balance was $14.9 million as of June 30, 2020 and December 31, 2019. Goodwill is subject to annual impairment tests and if triggering events are present before the annual tests, we will assess impairment. As of June 30, 2020 and December 31, 2019, no impairment charges were taken.

Note 3. Goodwill

The goodwill balance was $14.9 million as of December 31, 2019 and 2018.  Goodwill is subject to annual impairment tests and if triggering events are present before the annual tests, we will assess impairment. As of December 31, 2019 and 2018, no impairment charges were taken.